Consolidated Statement of Shareholders' Deficit (Parenthetical) - $ / shares	Mar. 31, 2015	Sep. 30, 2014
Business acquisition share price		$ 0.001
Conversion price per share	$ 0.001
Sale of stock issued during period		0.001
Convertible Loans One [Member]
Conversion price per share	0.001	$ 0.001
Convertible Loans Two [Member]
Conversion price per share	$ 0.001